Taxation (Tables)	12 Months Ended
Dec. 31, 2024
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Components of Tax (Benefit) Expense
The components of tax (benefit) expense for 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023

Current tax expense	517	805
Deferred tax benefit	(640)	(388)
Total tax (benefit) expense	(123)	417

Schedule of Taxes on Items Recognized in Other Comprehensive (Loss) Income or Directly in Equity
Taxes on items recognized in “Other comprehensive (loss) income” or directly in equity in 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023
Included in Other comprehensive (loss) income
Deferred tax expense on cash flow hedges adjustments to equity	1	-
Deferred tax expense on fair value adjustments on financial assets	2	-
Deferred tax expense on remeasurement on defined benefit pension plans	5	-
Included in Equity
Deferred tax expense on share-based payments	4	3
Current tax benefit on share-based payments	(12)	(6)

Schedule of Reconciliation of Income Tax Expense Benefit

	Year ended December 31,
	2024	2023

Income before tax	2,069	3,063

Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	548	812

Effects of:

Income taxes recorded at rates different from the Canadian tax rate	(239)	(314)

Tax losses for which no benefit is recognized	-	10

Net non-taxable foreign exchange and other gains and losses	16	35

Tax expense on changes in statutory intercompany investment values	12	17

Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(12)	(17)

Provision for uncertain tax positions	(9)	(26)

Recognition of tax assets that arose in prior years	(468)	(22)

Derecognition of tax assets that arose in prior years	3	-

Impact of changes in tax laws and rates	7	(100)

Research and development credits	(9)	(12)

Other adjustments related to prior years	17	24

Pillar Two top-up tax	4	-

Withholding taxes	6	5

Other differences	1	5

Total tax (benefit) expense	(123)	417